License revenue - Disaggregation of Revenue (Details) - License - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total License revenue	$ 6,194	$ 1,507	$ 242
United Kingdom
Disaggregation of Revenue [Line Items]
Total License revenue	0	0	242
United States
Disaggregation of Revenue [Line Items]
Total License revenue	$ 6,194	$ 1,507	$ 0